Lease Liabilities - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use	$ 21,619	$ 11,107
Interest on lease liability	5,039	2,716
Total lease cost	$ 19,993	$ 13,823